SELECTED UNAUDITED QUARTERLY FINANCIAL DATA (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA
Revenues	$ 2,332	$ 2,638	$ 2,740	$ 2,589	$ 2,951	$ 2,884	$ 2,988	$ 2,755	$ 10,299	$ 11,578	$ 11,079
Gross profit	377	474	549	452	450	516	506	455	1,852	1,927	1,770
Restructuring, impairment and plant closing costs	81	14	114	93	67	39	13	39	302	158	151
Income (loss) from continuing operations	9	64	41	17	(35)	204	125	72	131	366	152
Net income (loss)	9	64	39	15	(37)	204	125	65	127	357	147
Net income (loss) attributable to Huntsman International	4	$ 56	$ 29	$ 5	(40)	198	$ 120	$ 57	94	335	126
Foreign tax credits	14				$ 17				14	17
Taxable gain (loss) on currency conversion of intercompany debt									0
Tax benefit from foreign exchange transactions	33								33
Tax benefit from currency exchange gains before valuation allowances and contingencies	58								58	$ 7	$ (14)
Contingent liabilities and valuation allowances	$ 25								$ 25
Discrete tax benefit						$ 94